UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Global Real Estate Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2011

Date of reporting period:	6/30/2010

Item 1.	Schedule of Investments

Prudential Global Real Estate Fund

SCHEDULE OF INVESTMENTS

as of June 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 93.6%

COMMON STOCKS 93.4%

Australia 9.3%
1,244,300	CFS Retail Property Trust, REIT	$1,966,793
1,761,500	Commonwealth Property Office Fund, REIT	1,368,497
3,630,826	Dexus Property Group, REIT	2,329,829
4,799,400	Goodman Group, REIT	2,538,458
448,520	GPT Group, REIT	1,047,227
3,209,020	ING Office Fund, REIT	1,549,190
363,355	Lend Lease Corp. Ltd.	2,212,717
1,686,200	Macquarie CountryWide Trust, REIT	774,017
1,659,356	Mirvac Group, REIT	1,812,184
1,513,325	Stockland, REIT	4,696,785
1,305,279	Westfield Group, REIT	13,263,951

		33,559,648

Belgium 0.3%
10,275	Cofinimmo, REIT	1,157,838

Bermuda 0.3%
152,525	Orient-Express Hotels Ltd. (Class A Stock)(a)	1,128,685

Brazil 2.5%
31,600	BR Malls Participacoes SA	415,264
193,600	Cyrela Brazil Realty SA	2,106,540
288,502	Gafisa SA	1,731,012
150,000	Multiplan Empreendimentos Imobiliarios SA	2,671,745
233,066	PDG Realty SA Empreendimentos e Participacoes	1,952,331

		8,876,892

Canada 1.3%
154,900	Brookfield Properties Corp.	2,175,337
126,358	Chartwell Seniors Housing Real Estate Investment Trust, REIT	851,052
28,726	InnVest Real Estate Investment Trust, REIT	159,476
81,935	RioCan Real Estate Investment Trust, REIT	1,465,448

		4,651,313

Finland 0.3%
153,115	Citycon Oyj	450,493
234,892	Sponda Oyj	705,866

		1,156,359

France 4.0%
12,818	ICADE, REIT	1,081,841
101,220	Klepierre, REIT	2,796,616
63,910	Unibail-Rodamco, REIT	10,416,211

		14,294,668

Hong Kong 13.4%
1,927,000	Champion, REIT	892,482
725,776	Cheung Kong Holdings Ltd.	8,376,021
107,000	China Overseas Land & Investment Ltd.	199,375
1,945,469	Hang Lung Properties Ltd.	7,441,316

728,794	Henderson Land Development Co. Ltd.	4,268,589
703,000	Hongkong Land Holdings Ltd.	3,474,943
978,999	Hysan Development Co. Ltd.	2,767,501
378,392	Kerry Properties Ltd.	1,635,009
845,219	Link (The), REIT	2,097,300
1,326,000	Sino Land Co. Ltd.	2,369,733
911,935	Sun Hung Kai Properties Ltd.	12,471,601
450,000	Wharf Holdings Ltd. (The)	2,180,054
71,000	Wheelock & Co. Ltd.	200,157

		48,374,081

Italy 0.1%
629,801	Beni Stabili SpA (BATE)(a)	477,658
59,232	Beni Stabili SpA (NYX)(a)	44,908

		522,566

Japan 8.5%
90,000	Aeon Mall Co. Ltd.	1,782,952
171	Frontier Real Estate Investment Corp., REIT	1,173,951
14,160	Goldcrest Co. Ltd.	244,730
196	Japan Logistics Fund, Inc., REIT	1,524,721
788	Japan Retail Fund Investment Corp., REIT	959,727
572,780	Mitsubishi Estate Co. Ltd.	7,974,055
530,339	Mitsui Fudosan Co. Ltd.	7,381,508
187	Nippon Accommodations Fund, Inc., REIT	981,537
320	Nippon Building Fund, Inc., REIT	2,539,049
78,700	Nomura Real Estate Holdings, Inc.	984,946
466	NTT Urban Development Corp.	370,210
286,952	Sumitomo Realty & Development Co. Ltd.	4,875,870

		30,793,256

Netherlands 2.1%
35,425	Corio NV, REIT	1,720,277
54,456	Eurocommercial Properties NV, REIT	1,736,261
33,191	Nieuwe Steen Investments Funds NV, REIT	544,484
24,886	Vastned Retail NV, REIT	1,253,858
33,827	Wereldhave NV, REIT	2,510,236

		7,765,116

Norway 0.1%
396,456	Norwegian Property ASA(a)	517,820

Singapore 6.7%
1,278,000	Ascendas Real Estate Investment Trust, REIT	1,650,442
76,000	Cache Logistics Trust, REIT(a)	53,227
3,013,000	CapitaCommercial Trust, REIT	2,609,870
2,039,000	CapitaLand Ltd.	5,199,335
1,616,673	CapitaMall Trust, REIT	2,107,688
601,058	City Developments Ltd.	4,731,211
2,449,000	Fortune Real Estate Investment Trust, REIT	1,111,239
1,952,651	Frasers Centrepoint Trust, REIT	1,803,990
2,530,000	K-REIT Asia, REIT	2,053,957
329,600	Keppel Land Ltd.	909,517
123,000	Singapore Land Ltd.	557,704
1,917,000	Starhill Global, REIT	756,420
224,000	Suntec Real Estate Investment Trust, REIT	209,593

438,000	Yanlord Land Group Ltd.	536,297

		24,290,490

Sweden 1.0%
220,079	Hufvudstaden AB (Class A Stock)	1,677,265
323,617	Klovern AB	1,000,317
54,660	Wihlborgs Fastigheter AB	1,035,471

		3,713,053

Switzerland 0.8%
50,248	PSP Swiss Property AG(a)	3,005,601

United Kingdom 4.0%
175,357	Atrium European Real Estate Ltd.	754,393
378,272	British Land Co. PLC, REIT	2,443,423
381,716	Great Portland Estates PLC, REIT	1,648,696
411,277	Hammerson PLC, REIT	2,096,572
539,717	Land Securities Group PLC, REIT	4,466,564
609,185	Segro PLC, REIT	2,296,886
166,228	Shaftesbury PLC, REIT	889,233

		14,595,767

United States 38.7%
63,156	American Campus Communities, Inc., REIT	1,723,527
184,700	Associated Estates Realty Corp., REIT	2,391,865
34,416	AvalonBay Communities, Inc., REIT	3,213,422
245,211	BioMed Realty Trust, Inc., REIT	3,945,445
87,359	Boston Properties, Inc., REIT	6,232,191
248,588	Brandywine Realty Trust, REIT	2,672,321
37,971	BRE Properties, Inc., REIT	1,402,269
62,300	Camden Property Trust, REIT	2,544,955
218,786	CBL & Associates Properties, Inc., REIT	2,721,698
158,680	Cogdell Spencer, Inc., REIT	1,072,677
154,330	Cousins Properties, Inc., REIT	1,040,184
231,134	DiamondRock Hospitality Co., REIT(a)	1,899,921
90,761	Digital Realty Trust, Inc., REIT	5,235,094
133,956	Douglas Emmett, Inc., REIT	1,904,854
20,456	Equity One, Inc., REIT	319,114
98,777	Excel Trust, Inc., REIT(a)	1,185,324
88,950	Extra Space Storage, Inc., REIT	1,236,405
152,824	First Potomac Realty Trust, REIT	2,196,081
213,518	Glimcher Realty Trust, REIT	1,276,838
39,791	Hersha Hospitality Trust, REIT	179,855
400,655	Host Hotels & Resorts, Inc., REIT	5,400,829
36,400	Hyatt Hotels Corp. (Class A Stock)(a)	1,350,076
252,367	Kilroy Realty Corp., REIT	7,502,871
119,941	Kimco Realty Corp., REIT	1,612,007
110,803	Liberty Property Trust, REIT	3,196,667
167,903	Macerich Co. (The), REIT	6,266,140
183,434	Mack-Cali Realty Corp., REIT	5,453,493
141,100	Medical Properties Trust, Inc., REIT	1,331,984
157,149	Morgans Hotel Group Co.(a)	968,038
139,730	Pebblebrook Hotel Trust(a)	2,633,911
77,816	Pennsylvania Real Estate Investment Trust, REIT	950,912
214,666	Post Properties, Inc., REIT	4,879,358
305,909	ProLogis, REIT	3,098,858

100,682	Public Storage, Inc., REIT	8,850,955
200,156	Simon Property Group, Inc., REIT	16,162,597
69,226	SL Green Realty Corp., REIT	3,810,199
68,961	Sovran Self Storage, Inc., REIT	2,374,327
230,023	Strategic Hotels & Resorts, Inc., REIT(a)	1,009,801
29,271	Taubman Centers, Inc., REIT	1,101,468
546,505	U-Store-It Trust, REIT	4,076,927
127,100	Ventas, Inc., REIT	5,967,345
103,692	Vornado Realty Trust, REIT	7,564,331

		139,957,134

	TOTAL COMMON STOCKS (cost $334,525,814)	338,360,287

PREFERRED STOCK 0.2%
United States 0.2%
25,200	Taubman Centers, Inc., REIT, 8.00% (cost $389,340)	630,000

Units
WARRANTS(a)
France
14,828	Fonciere des Regions, REIT, expiring 12/31/10	8,540

Hong Kong
133,958	Henderson Land Development Co. Ltd., expiring 06/01/11	22,708

	TOTAL WARRANTS (cost $6,269)	31,248

	TOTAL LONG-TERM INVESTMENTS (cost $334,921,423)	339,021,535

Shares
SHORT-TERM INVESTMENT 5.9%
AFFILIATED MONEY MARKET MUTUAL FUND
21,451,623	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $21,451,623)(c)	21,451,623

	TOTAL INVESTMENTS(b)—99.5% (cost $356,373,046)(d)	360,473,158
	Other assets in excess of liabilities —0.5%	1,664,147

	NET ASSETS —100%	$362,137,305

The following abbreviations are used in the Schedule of Investments:

BATE Bats Europe Exchange

NYX NYSE Euronext

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	As of June 30, 2010, 72 securities representing $183,103,644 and 50.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(d)	The United States federal income tax basis of the Fund’s investments was $384,501,606; accordingly, net unrealized depreciation on investments for federal income tax purposes was $24,028,448 (gross unrealized appreciation $18,722,035; gross unrealized depreciation $42,750,483). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various Inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$33,559,648	$—
Belgium	—	1,157,838	—
Bermuda	1,128,685	—	—
Brazil	8,876,892	—	—
Canada	4,651,313	—	—
Finland	—	1,156,359	—
France	—	14,294,668	—
Hong Kong	—	48,374,081	—
Italy	44,908	477,658	—
Japan	—	30,793,256	—
Netherlands	544,484	7,220,632	—
Norway	—	517,820	—
Singapore	53,227	24,237,263	—
Sweden	—	3,713,053	—
Switzerland	—	3,005,601	—
United Kingdom	—	14,595,767	—
United States	139,957,134	—	—
Preferred Stock—United States	630,000	—	—
Warrants—France	8,540	—	—
Warrants—Hongkong	22,708	—	—
Affiliated Money Market Mutual Fund	21,451,623	—	—

Total	$177,369,514	$183,103,644	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Fair Value of Level 1 investments at March 31, 2010 was $362,453,091, of which $199,430,886 was transferred into Level 2 at June 30, 2010 as a result of using third-party vendor modeling tools to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

Diversified	31.1%
Retail Property	19.2
Office Space	14.6
Affiliated Money Market Mutual Fund	5.9
Apartments	4.8
Storage Property	4.5
Real Estate Operation & Development	4.5
Hotel/resort & Entertainment Property	3.4
Shopping Centers	3.3
Healthcare Property	2.5
Real Estate Management/Service	1.5
Industrial Property	1.5
Regional Malls	1.2
Development Companies	1.1
Warehouse/Industrial	0.4

99.5
Other assets in excess of liabilities	0.5

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Real Estate Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2010

*	Print the name and title of each signing officer under his or her signature.